Income Tax Expense	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
INCOME TAX EXPENSE
9.	INCOME TAX EXPENSE

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Hong Kong Profits Tax	682	775	706
United States corporate tax	136	—	—
Withholding tax on dividend income	993	868	862
Total income tax expenses	1,811	1,643	1,568

In the United States, the federal corporate tax rate is a flat rate of 21% during the year ended December 31, 2023, 2024 and 2025. New York, the location of a group entity domicile, has a 6.50% to 8.85% corporate income tax rate during the year ended December 31, 2023, 2024 and 2025.

Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. For the years ended December 31, 2023, 2024 and 2025, the Hong Kong Profits Tax of the qualifying group entity is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

The Company’s subsidiaries operating in Singapore are subject to Singapore corporate income tax. Singapore corporate income tax has been provided at the statutory rate of 17% on the estimated assessable profits arising in Singapore during the year.

A reconciliation of income tax expense and profit (loss) before tax at the statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Profit (loss) before tax	19,059	46,373	(11,163)
Tax at statutory tax rate of 16.5%	3,145	7,652	(1,842)
Tax effect of different tax rates of subsidiaries operating in other jurisdictions	117	233	(139)
Tax effect of non-taxable income	(4,045)	(14,862)	(34,565)
Tax effect of non-deductible expenses	399	5,450	34,475
Tax effect of tax losses not recognized	772	2,210	2,777
Tax effect of share of (profits) losses of joint ventures	430	92	—
Withholding tax on dividend income	993	868	862
Total income tax expenses	1,811	1,643	1,568